Capital Structure, Financial Risk and Related Items - Borrowings - Terms and Conditions of Borrowings (Details) $ in Millions	Dec. 31, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 5,500
Term Loan A (Secured)
Disclosure of detailed information about borrowings [line items]
Interest	5.48%
Notional amount	$ 1,000
Term Loan B (Secured)
Disclosure of detailed information about borrowings [line items]
Interest	6.73%
Notional amount	$ 2,000
Secured Notes
Disclosure of detailed information about borrowings [line items]
Interest	6.25%
Notional amount	$ 1,500
Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Interest	7.25%
Notional amount	$ 1,000